Income Taxes (Schedule Of Provision (Benefit) For Income Taxes) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
State income taxes		$ 9,230,000	$ 5,512,000	$ (1,798,000)
Resolution of state tax contingencies			(600,000)	(2,025,000)
Federal income taxes, deferred		238,060,000
Decrease in valuation allowance	(1,157,111,000)		(1,157,111,000)
Foreign income taxes		23,026,000	15,231,000	11,023,000
Income taxes		$ 270,316,000	$ (1,136,968,000)	$ 7,200,000